Net Loss Per Share Attributable to Ordinary Shareholders (Schedule of Weighted Average Number of Shares) (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding options to purchase ordinary shares and RSAs	40,589,680	44,471,160